Leases - Schedule of Lease (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Operating lease cost
Lease expenses	$ 51,728	$ 43,107
Lease expenses – short-term	1,406	558
Total lease expenses	$ 53,134	$ 43,665
Weighted-average remaining term Operating lease	7 months 2 days		1 year 1 month 2 days
Weighted-average discount rate Operating lease	5.40%		5.40%